Capital Stock (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Bank's Subscribed and Paid-in Capital
The Bank’s subscribed and paid-in capital as of December 31, 2021, amounted to 639,413. Since January 1, 2019, the Bank’s capital stock has changed as follows:

Shares			Capital stock
Class	Number of shares	Votes per share	Issued and outstanding	In treasury		Paid-in
Registered Class A shares of common stock	11,235,670	5	11,236			11,236
Registered Class B shares of common stock	658,427,351	1	629,479	28,948	(1)	658,427

Total as of January 1, 2019	669,663,021		640,715	28,948		669,663

Own shares acquired (1)			(1,317)	1,317
Capital stock decrease (2)	(30,265,275)			(30,265)		(30,265)
Capital stock increase (3)	15,662		15			15

Total 2019	639,413,408		639,413			639,413

Shares			Capital stock
Class	Number of shares	Votes per share	Issued and outstanding	In treasury	Paid-in
As of December 31, 2021, 2020 and 2019
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	628,177,738	1	628,177		628,177

Total 2021, 2020 and 2019	639,413,408		639,413		639,413

(1)
Related to the repurchase of the Bank’s own shares under the programs established by the Bank’s Board of Directors on August 8, 2018, October 17, 2018 and December 20, 2018 for the purpose of reducing share price fluctuations, minimizing possible temporary imbalances between market supply and demand.

The Program dated on August 8, 2018, established, that the maximum amount of the investment amounted to 5,000,000 and the maximum numbers of shares to be acquired were equivalent to 5% of the capital stock. At the end of this program the Bank had acquired 21,463,005 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 11,693,676 (nominal value: 3,113,925).
The Program dated on October 17, 2018, established the start over of the repurchase of the Bank’s own shares, with the pending use of funds of the abovementioned Program, already expired. At the end of this program, the Bank had acquired 6,774,019 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 3,330,531 (nominal value: 995,786).
The Program dated on December 20, 2018, established that the maximum amount of the investment amounted to 900,000 and the maximum numbers of shares to be acquired were equivalent to 1% of the capital stock. At the end of this program the Bank had acquired 2,028,251 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 942,641 (nominal value: 298,196) of which, as of December 31, 2018 were settled 711,386 common shares for an amount of 310,908 (nominal value: 98,353), and in January 2019 were settled 1,316,865 common shares for an amount of 631,733 (nominal value: 199,843).

(2)
Related to capital stock decrease approved by the Shareholders’ Meeting of Banco Macro SA held on April 30, 2019 for an amount of 30,265, equivalent to 30,265,275 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote, equivalent to all the own shares acquired as mentioned in section (1). On August 14, 2019 the Bank was notified that the capital stock decrease was registered at the Public Registry of Commerce.

(3)
Related to the capital stock increase through the issuance of 15,662 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote, approved by Shareholders’ Meeting mentioned in (2), due to the merger effects between Banco Macro SA and Banco del Tucumán SA. On October 29, 2019 the Bank was notified that the capital stock increase was registered at the Public Registry of Commerce.